Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Basis of Presentation
(a) Basis of Presentation
Reverse Stock Split
On February 23, 2026, the Company effected
a
1-for-7
reverse stock split
 of each class of its issued and outstanding shares of common stock, in each case with a par value of $0.0001 per share. All share and per-share
amounts presented in the consolidated financial statements and accompanying notes have been retrospectively adjusted to reflect the reverse stock split.
Reverse Recapitalization
GSR II Meteora Acquisition Corp. (“GSRM”) was a blank check company incorporated as a Delaware corporation on October 14, 2021, for the purpose of effecting a merger or similar business combination with one or more businesses. On March 1, 2022, GSRM consummated its Initial Public Offering (“IPO”). On August 24, 2022, GSRM entered into a Transaction Agreement, as subsequently amended (the “Transaction Agreement”), by and among GSRM, GSR II Meteora Sponsor LLC (the “Sponsor”), Lux Vending, LLC (dba Bitcoin Depot), and BT Assets, Inc. (“BT Assets”). Prior to the events contemplated in the Transaction Agreement (collectively, the “Merger”), BT Assets was the sole owner and member in Legacy Bitcoin Depot (the “Member”).
On June 30, 2023 (the “Closing Date”), Legacy Bitcoin Depot merged with and into Bitcoin Depot Operating LLC (“BT OpCo”), with BT OpCo surviving the Merger as the post-transaction operating company owned solely by a newly formed entity, BT HoldCo, LLC (“BT HoldCo”) with common units (the “BT HoldCo Common Units”), preferred units (the “BT HoldCo Preferred Units”) and earnout units (the “BT HoldCo Earnout Units”) outstanding and issued to BT Assets. In connection with the Merger, GSRM changed its name to Bitcoin Depot Inc., purchased BT HoldCo Common Units owned by BT Assets and was issued BT HoldCo Earnout Units and warrants issued by BT HoldCo to the Company to purchase a number of BT HoldCo Common Units equal to the number of shares of Class A common stock that may be purchased upon the exercise in full of all Warrants outstanding immediately after the Closing Date (“BT HoldCo Matching Warrants”). The former owners of Legacy Bitcoin Depot (i.e., BT Assets and the owners thereof) were issued 6,300,000 non-economic,
super voting shares of Class V common stock in Bitcoin Depot. The Class V common stock held by BT Assets corresponded to units held by BT Assets in BT HoldCo and represented non-controlling
interests in the Company, as described in Note 11. Following the Closing Date, the Company was organized under an
“Up-C”
structure in which the business of the Company was operated by BT HoldCo and its subsidiaries, and Bitcoin Depot’s only material direct asset consisted of equity interests in BT HoldCo. At June 30, 2023, the Company had issued and outstanding 1,765,527 common units, 4,300,000 Series A Preferred Units and 6,264,107 warrants in BT HoldCo. Also at June 30, 2023, BT Assets owned 5,885,714 common units, 414,286 Founder Preferred Units, 714,286 Class 1 Earnout Units, 714,286 Class 2 Earnout Units and 714,286 Class 3 Earnout Units in BT HoldCo.
Notwithstanding the legal form of the Merger pursuant to the Transaction Agreement, the Merger was accounted for as a reverse recapitalization. The Merger was accounted for as a common control transaction and reverse recapitalization in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), as BT Assets controlled BT OpCo both before and after the transactions. Legacy Bitcoin Depot was determined to be the predecessor and represented a continuation of BT OpCo’s balance sheet and consolidated statement of Income (Loss) and Comprehensive Income (Loss), reflective of the recapitalization of the Merger.
As a result of the reverse capitalization accounting, the consolidated assets and liabilities of Legacy Bitcoin Depot are reflected by the Company at their historical cost with no additional goodwill or intangible assets recorded, accompanied by a recapitalization of the equity structure.
In connection with the Merger, the Company’s Class A common stock is now listed on the Nasdaq stock market under the symbol BTM and the Warrants to purchase the Class A common stock are listed on the Nasdaq stock market under the symbol BTMWW in lieu of the GSRM Ordinary Shares and GSRM’s warrants, respectively. GSRM’s units automatically separated into the GSRM’s Ordinary Shares and GSRM’s warrants and ceased trading separately on the Nasdaq stock market following the Closing Date. Prior to the Merger, GSRM neither engaged in any operations nor generated any revenue. Until the Merger, based on GSRM’s business activities, it was a shell company as defined under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
Up-C
Restructuring
On May 30, 2025, the Company entered into and consummated the transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”) with BT Assets, Brandon Mintz, BD Investment Holdings LLC, a Delaware limited liability company, BD Investment Holdings II LLC, a Delaware limited liability company, BT HoldCo, BCD Merger Sub LLC, a Delaware limited liability company and a direct wholly owned subsidiary of the Company (“Merger Sub LLC”), and BCD Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub Inc.”), resulting in, among other things, BT HoldCo becoming a wholly owned subsidiary of the Company. In addition, the Company and BT Assets agreed to terminate the Tax Receivable Agreement, dated as of June 30, 2023 (the “Tax Receivable Agreement”), by and among the Company, BT HoldCo and BT Assets (the transactions contemplated by the Merger Agreement, the
“Up-C
Restructuring”).
Under the Company’s organizational structure immediately prior to the consummation of the
Up-C
Restructuring, the Company was a holding company and its principal asset was its ownership of BT HoldCo Common Units and warrants to purchase BT HoldCo Common Units (“BT HoldCo Warrants”). The Company, BT Assets, which prior to the merger was an entity owned and controlled by Mr. Mintz, and certain entities affiliated with Mr. Mintz, were the only members of BT HoldCo. The Company’s public stockholders held shares of Class A common stock, which are entitled to one vote per share on all matters submitted to a vote of stockholders of the Company and have economic rights (including rights to dividends and distributions upon liquidation by the Company), and/or Warrants, which are exercisable for shares of Class A common stock at a price of $80.50 per share. Mr. Mintz, through his ownership of BT Assets, held (i) 5,884,718 shares of the Company’s Class V common stock constituting all of the issued and outstanding shares of Class V common stock immediately prior to the consummation of the
Up-C
Restructuring, which were entitled to ten votes per share on all matters submitted to a vote of stockholders of the Company, but had no economic rights, and (ii) 5,884,718 BT HoldCo Common Units, constituting approximately 63.48% of the issued and outstanding BT HoldCo Common Units immediately prior to the consummation of the
Up-C
Restructuring, which have economic rights equivalent to the Class A common stock (including rights to distributions from BT HoldCo, including upon liquidation), but have no voting rights.
Following the consummation of the
Up-C
Restructuring, the public stockholders continue to hold their issued and outstanding Class A common stock and Warrants, and their respective voting and economic rights with respect to the Company did not change as a result of the
Up-C
Restructuring. In connection with the
Up-C
Restructuring, (a) the stockholders of BT Assets (which included Mr. Mintz and his affiliated entities), in consideration for 100% of the shares of capital stock of BT Assets, received a number of newly issued shares of the Company’s Class M common stock equivalent to one share of Class M common stock for each share of Class V common stock held by BT Assets immediately prior to the consummation of the
Up-C
Restructuring. The shares of Class M common stock are entitled to ten votes per share on all matters submitted to a vote of stockholders and have economic rights (including rights to dividends and distributions upon liquidation by the Company) that are the same as the Class A common stock. As a result, Mr. Mintz no longer has economic rights through BT HoldCo Common Units and instead participates, together with the public stockholders of the Company, directly in the economics of the Company through their ownership of Class M common stock and Class A common stock, respectively. Under the Company’s second amended and restated certificate of incorporation, shares of Class M common stock automatically convert on a one-for-one
basis into fully paid and
non-assessable
shares of Class A common stock upon (a) the transfer of Class M common stock to any person other than Mr. Mintz or his affiliates and (b) Mr. Mintz and his affiliates ceasing to own shares of Class M common stock that represent at least 20% of the voting power represented by the shares of Class V common stock held by Mr. Mintz and his affiliates as of immediately after the closing of the Company’s de-SPAC
transaction on June 30, 2023. In connection with the
Up-C
Restructuring, the Company and Mr. Mintz agreed to terminate the Tax Receivable Agreement.
As consideration under the Merger Agreement, the Company (i) issued to former stockholders of BT Assets 5,884,718 shares of Class M common stock in exchange for the shares of Class V common stock and BT HoldCo Common Units held by BT Assets immediately prior to the
Up-C
Restructuring, and (ii) entered into a contingent equity rights agreement with the former stockholders of BT Assets which provides potential economic benefits equivalent to those provided to BT Assets by the earnout units in BT HoldCo held by BT Assets immediately prior to the
Up-C
Restructuring. As consideration for the termination of the Tax Receivable Agreement, as of December 31, 2025 the Company has made cash payments to the former stockholders of BT Assets (including Mr. Mintz and his affiliated entities) in the amount of $9.3 million. As the transaction involved an exchange of equity interests, with no change in control over net assets, it was accounted for as a common control transaction.
Basis of Consolidation
The Company consolidates business enterprises that it controls by ownership of a majority voting interest. However, there are situations in which consolidation is required even though the usual condition of consolidation (ownership of a majority voting interest) does not apply. An enterprise must consolidate a Variable Interest Entity (“VIE”) if it is determined to be the primary beneficiary of the VIE. The primary beneficiary has both (a) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company consolidates all entities that it controls by ownership of a majority voting interest as well as VIEs for which the Company is the primary beneficiary.
In connection with the Merger, the Company became the sole managing member of BT HoldCo, which holds all of the Company’s operating subsidiaries, and has the sole authority to make the key operating decisions on behalf of BT HoldCo. As such, the Company determined that BT HoldCo is a VIE and the Company is the primary beneficiary. Accordingly, these consolidated financial statements include the assets, liabilities and results of operations of BT HoldCo.
The consolidated financial statements of the Company include the accounts of Bitcoin Depot Inc. and its controlled subsidiaries: BCD Merger Sub LLC, BT HoldCo, Kiosk HoldCo LLC, MCA Services Group, LLC, Bitcoin Depot Operating LLC, Lux Vending Kiosk, LLC, Mintz Assets, Inc., Brazil BTM Limitada, BTM Solutions India Private Limited, Express Vending, Inc., Kiosk Technicians LLC, NZ BTM Ltd., AUS BTM Pty Ltd., UK BTM LTD, HK BTM Limited, BTM International Holdings I LLC, BTM International Holdings II LLC, Bitcoin Depot, S. de R.L. de C.V., Intuitive Software, LLC, Digital Gold Ventures, Inc. (“Digital Gold”), and BitAccess Inc. BCD Merger Sub LLC is a holding company with ownership of BT Holdco. BT HoldCo is a holding company with ownership of Kiosk HoldCo LLC. Kiosk HoldCo LLC is a holding company with ownership of MCA Services Group, LLC and Bitcoin Depot Operating LLC. Bitcoin Depot Operating LLC is a holding company with ownership of Lux Vending Kiosk LLC, Mintz Assets, Inc. and Intuitive Software, LLC. Mintz Assets, Inc. is a holding company that holds the ownership of Brazil BTM Limitada, BTM Solutions India Private Limited, Express Vending, Inc., Kiosk Technicians LLC, NZ BTM Ltd., AUS BTM Pty Ltd., UK BTM LTD, HK BTM Limited, BTM International Holdings I LLC, and BTM International Holdings II LLC. BTM International Holdings I LLC and BTM International Holdings II LLC are holding companies that hold joint ownership of Bitcoin Depot, S. de R.L. de C.V. Express Vending, Inc. is a Canadian corporation whose business activities include owning and operating a network of BTM kiosks in Canada. Intuitive Software, LLC is a holding company that holds an 82.14% equity interest (through its ownership of Digital Gold) in BitAccess Inc., a Canadian corporation. The non-controlling
interests held by investors directly in BT HoldCo and BitAccess are presented separately as further discussed in Note 11. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
(b) Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, valuation of current and deferred income taxes, the determination of the useful lives of property and equipment, recoverability of intangible assets and goodwill, fair value of long-term debt, present value of lease liabilities and right-of-use
assets, assumptions and inputs for fair value measurements used in business combinations and in the transaction, impairments of cryptocurrencies, share-based compensation, and contingencies, including liabilities that the Company deems are not probable of assertion. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from these estimates.

Concentration of Credit Risk Arising from Cash Deposits in Excess of Insured Limits
(c) Concentration of Credit Risk Arising from Cash Deposits in Excess of Insured Limits
The Company maintains cash in established U.S., Canadian and Australian financial institutions that often will exceed federally insured limits. The Company has not experienced any losses in such accounts that are maintained at the financial institutions.
The Company maintains cash balances in its BTMs and in fiat wallets with cryptocurrency exchanges to facilitate the purchase and sale of cryptocurrencies. The cash balances in the BTMs are not insured. The Company had cash of $10.9 million and $10.7 million in BTMs at December 31, 2025 and December 31, 2024, respectively. Cash maintained in fiat wallets with cryptocurrency exchanges was immaterial as of December 31, 2025 and 2024 and is not insured.
A significant customer concentration is defined as one from whom at least 10% of annual revenue is derived. The Company had no significant customer concentration for the years ended December 31, 2025 and 2024.

Cash and Cash Equivalents
(d) Cash and Cash Equivalents
Cash and cash equivalents includes cash maintained at various financial institutions, cryptocurrency exchanges, cash in transit, and cash in BTMs owned and leased by the Company.
Cash in transit consists of cash that is picked up by armored truck companies from the Company’s BTM machines but not yet deposited in the Company’s bank accounts. As of December 31, 2025 and 2024, the Company had cash in transit of $3.3 million and $2.6 million, respectively. Management evaluates cash in transit based on outstanding cash deposits on cash picked up by the armored truck companies, historical cash deposits and cash that is lost during transit, which is immaterial. The armored truck companies maintain insurance over theft and losses.

Cryptocurrencies
(e) Cryptocurrencies
Cryptocurrencies are a unit of account that function as a medium of exchange on a respective blockchain network, a digital and decentralized ledger that keeps a record of all transactions that take place across a peer-to-peer
network. The Company’s cryptocurrencies primarily consisted of Bitcoin (“BTC”) as of and for the year ended December 31, 2025 and 2024.
The Company purchases cryptocurrencies, which are held in the Company’s hot wallets, on a just-in-time
basis to facilitate sales to customers and mitigate exposure to volatility in cryptocurrency prices. The Company sells its cryptocurrencies to its customers from its BTMs and BDCheckout locations in exchange for cash, for a prescribed transaction fee applied to the current market price of the cryptocurrency at the time of the transaction, plus a predetermined markup. When cryptocurrency is sold to customers, the Company relieves the carrying amount, measured at fair value as of the most recent remeasurement date, on a first-in,
first-out
basis within cost

of revenue (excluding depreciation and amortization). The Company has control and ownership of its cryptocurrencies which are stored in both the Company’s proprietary hot wallets and hot wallets hosted by a third-party, BitGo, Inc.
In June 2024, the Company began allocating a portion of its cash reserves to Bitcoin. As of December 31, 2025 and 2024, the Company had Bitcoin of $8.8 million (recorded at fair value) and $0.6 million (recorded at adjusted cost basis), respectively, allocated to its treasury strategy within Cryptocurrencies on its Consolidated Balance Sheets.
On January 1, 2025, the Company adopted ASU
2023-08
“
Intangibles—Goodwill and Other—Crypto Assets (Subtopic
350-60)
Accounting for and Disclosure of Crypto Assets
” (“ASU
2023-08”).
See Note 3. Beginning January 1, 2025, cryptocurrencies are recorded on the Company’s Consolidated Balance Sheets at fair value. In 2024, prior to the adoption of ASU
2023-08,
cryptocurrencies were recorded on the Company’s consolidated Balance Sheets at cost, less impairment charges, if any.
We determine and record the fair value of our cryptocurrencies in accordance with ASC 820,
 Fair Value Measurement
 (“ASC 820”), based on quoted prices on the active exchange that we have determined is the principal market for such assets (Level 1 inputs). We determine the cost basis of our cryptocurrencies using the first-in-first-out-method.
For all cryptocurrencies during periods prior to January 1, 2025, impairment losses were recognized within Cost of Revenue in the Consolidated Statements of Income in the period in which the impairment was identified. For periods after January 1, 2025, realized and unrealized gains and losses for cryptocurrencies held as investments are recorded in Other income (expense), net, and realized and unrealized gains and losses and cryptocurrencies used to facilitate sales are recorded in Cost of Revenue in our Consolidated Statements of Income.
The related cash flows from revenue generating cryptocurrency transactions are presented as cash flows from operating activities on the Consolidated Statements of Cash Flows. The related cash flows from investments in and sales of cryptocurrencies held for investment purposes are presented as cash flows from investing activities on the Consolidated Statements of Cash Flows.
The primary purpose of the Company’s operations is to buy and sell Bitcoin using its BTM network and other services. The Company does not engage in broker-dealer activities. The Company uses various exchanges and liquidity providers to purchase, liquidate and manage its cryptocurrency positions; however, this does not impact the accounting for these assets.
See Notes 2(j) and 2(k) to the consolidated financial statements for further information regarding the Company’s revenue recognition and cost of revenue related to the Company’s cryptocurrencies.

Property and Equipment
(f) Property and Equipment
Property and equipment are stated at cost, less accumulated depreciation. Finance leases for kiosk machines are stated at the present value of the future minimum lease payments, less accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred. The cost of assets sold, retired, or otherwise disposed of, and the related accumulated depreciation are eliminated from their respective accounts and any resulting gain or loss is recognized in the consolidated Statements of Income upon disposition.

Depreciation of property and equipment is determined using the straight-line method over the estimated useful lives of the assets, which are as follows:

Furniture and fixtures	7 years
Leasehold improvements	Lesser of estimated useful life or life of the lease
Kiosk machines—owned	7 years
Kiosk machines—leased	7 years or life of the lease
Depreciation expense for the years ended December 31, 2025 and 2024 totaled $6.2 million, and $8.6 million, respectively.
In connection with an assessment of the estimated useful lives of the Company’s owned and leased kiosks conducted in July 2024, the Company determined that the estimated useful lives of its owned and leased kiosks should be increased from 5 years to 7 years. This change in accounting estimate was effective beginning August 1, 2024 and is being applied on a prospective basis to the owned and leased kiosks on the Company’s balance sheet as of July 31, 2024, as well as to subsequent kiosk leases or purchases. Based on the net carrying amount of assets in use as of August 1, 2024, the impact of this change was a reduction of $2.3 million in depreciation expense and an increase of $0.12 in basic and diluted earnings per share for the year ended December 31, 2024.

Collaborative Arrangement
(g) Collaborative Arrangement
In March 2025, the Company entered into a collaborative arrangement under ASC 808,
Collaborative Arrangements
(ASC 808) with an Australian digital currency exchange provider registered with the Australian Transaction Reports and Analysis Centre (AUSTRAC) (“Partner”), authorized to provide virtual asset exchange and bullion trading services within Australia. The purpose of the arrangement is the deployment and operation of an Australian BTM network. In connection with the arrangement, the Company funds and imports the BTMs, programs kiosk software for compliant transactions, procures Know Your Customer (KYC) and Anti-Money Laundering (AML) vendor support, and provides ongoing operational support, marketing, and day-to-day
project management. The Partner provides the virtual-asset exchange services to BTM customers, including AML and Counter-Terrorism Financing (CTF) compliance. This arrangement is accounted for as a collaborative arrangement under ASC 808 due to both parties actively participating in the operation of the Australian BTM program and performing distinct, complementary activities in pursuing a common commercial objective, without the formation of a separate legal entity or shared equity ownership. Under the arrangement, the Partner is entitled to the greater of 6.5% of gross profit from Australian BTM operations or a minimum weekly retainer. The Company recognized revenue from third-party customer transactions on a gross basis under ASC 606,
Revenue from Contracts with Customers
(ASC 606) as principal. Amounts arising from transactions between the participants are recorded in cost of revenue or selling, general and administrative expenses based on the nature of the costs. During the year ended December 31, 2025, amounts attributable to transactions between the participants were immaterial.

Impairment of Long-Lived Assets
(h) Impairment of Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be fully recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset group to its fair value, which is normally determined through analysis of the future net cash flows expected to be generated by the asset group. If such asset group is considered to be impaired, the impairment to be recognized is measured by the amount that the carrying amount of the asset group exceeds the fair value of the asset group. There were no
impairments of long-lived assets for the year ended December 31, 2025.

Goodwill and Intangible Assets, net
(i) Goodwill and Intangible Assets, net
Goodwill represents the excess of the consideration transferred over the estimated fair value of the acquired assets, assumed liabilities, and any non-controlling
interest in the acquired entity in a business combination. The Company tests for impairment at least annually, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The Company performs it’s annual test for impairment as of October 1 at the reporting unit level. There was no
impairment of goodwill for the year ended December 31, 2025.
During 2024, the Company changed its annual impairment testing date from December 31 to October 1. The Company believes this new date is preferable as it allows for more timely completion of the annual goodwill impairment test prior to the end of our annual financial reporting period. The Company applied the change in annual impairment testing date prospectively beginning October 1, 2024.
Intangible assets, net consist of tradenames, customer relationships, and software applications. Intangible assets with finite lives are amortized over their estimated lives and evaluated for impairment when an event or change in circumstances occurs that warrants such a review. Management periodically evaluates whether changes to estimated useful lives of intangible assets are necessary to ensure its estimates accurately reflect the economic use of the related intangible assets.

Revenue Recognition
(j) Revenue Recognition
BTM Kiosks and BDCheckout
Revenue is principally derived from the sale of cryptocurrencies at the point-of-sale
on transactions initiated by customers. These customer-initiated transactions are governed by terms and conditions agreed to at the time of each point-of-sale
transaction and do not extend beyond the transaction. The Company charges a fee at the transaction level. The transaction price for the customer is the price of the cryptocurrency, which is based on the exchange value at the time of the transaction, plus a markup, and a flat fee. The exchange value is determined using real-time exchange prices and the markup percentage is determined by the Company and depends on the current market, competition, the geography of the location of the sale, and the method of purchase.
The Company’s revenue from contracts with customers is principally comprised of a single performance obligation to provide cryptocurrencies when customers buy cryptocurrencies at a BTM kiosk or through BDCheckout. BDCheckout sales are similar to sales from BTM kiosks in that, customers buy cryptocurrencies with cash; however, the BDCheckout transactions are completed at the checkout counter of retail locations, initiated using the Bitcoin Depot mobile app instead of through the BTM kiosks. Regardless of the method by which the customer purchases the cryptocurrency, the Company considers its performance obligation satisfied when control of the cryptocurrency is transferred to the customer, which is at the point in time the cryptocurrency is transferred to the customer’s cryptocurrency wallet and the transaction is validated on the blockchain.
The typical processing time for the Company’s transactions with customers is 30 minutes or less. Contract liabilities are amounts received from customers in advance of the Company transferring the cryptocurrencies to the customer’s wallet and the transaction validated on the blockchain. Contract liabilities are presented in “Deferred revenue” on the Consolidated Balance Sheets and are not material as of December 31, 2025 and 2024.
Judgment is required in determining whether the Company is the principal or the agent in transactions with customers. The Company evaluates the presentation of revenue on a gross or net basis based on whether it controls the cryptocurrency before control is transferred to the customer (gross) or whether it acts as an agent by arranging for other customers on the platform to provide the cryptocurrency to the customer (net). The Company controls the cryptocurrency before it is transferred to the customer, has ownership risk related to the cryptocurrency (including market price volatility), sets the transaction fee to be charged, and is responsible for transferring the cryptocurrency to the customer upon purchase. Therefore, the Company is the principal in transactions with customers and presents revenue and cost of revenue (excluding depreciation and amortization) from the sale of cryptocurrencies on a gross basis.

Cost of Revenue (excluding depreciation and amortization)
(k) Cost of Revenue (excluding depreciation and amortization)
The Company’s cost of revenue consists primarily of direct costs related to selling cryptocurrencies and operating the Company’s network of BTMs. The cost of revenue (excluding depreciation and amortization) caption includes cryptocurrency expenses, floorspace expenses, and kiosk operations expenses.
Cryptocurrency expenses
Cryptocurrency expenses include the cost of cryptocurrencies, fees paid to obtain cryptocurrencies, gains on sales of cryptocurrencies on exchange, fees paid to operate the third-party software on the BTM kiosks, and fees paid to transfer cryptocurrencies to customers.
Floorspace lease expenses
Floorspace lease expenses include lease expenses related to the placement of BTM kiosks.
Kiosk Operations expenses
Kiosk operations expenses include the cost of kiosk repair and maintenance and the cost of armored trucks to collect and transport cash deposited into the BTM kiosks.
The Company presents cost of revenue in the consolidated Statements of Income exclusive of depreciation related to BTM kiosks and amortization of intangible assets related to software applications, tradenames and customer relationships.

Advertising
(l) Advertising
The Company expenses advertising costs as incurred. Advertising expenses were $6.5 million and $6.1 million for the years ended December 31, 2025 and 2024, respectively. Amounts are included in selling, general and administrative expenses in the consolidated Statements of Income.

Foreign Currency
(m) Foreign Currency
The functional currency of the Company is the USD. The functional currency of Express Vending, Inc. is the Canadian Dollar. All revenue, cost and expense accounts recorded in foreign currencies are translated at an average of exchange rates in effect during the period. Assets and liabilities recorded in foreign currencies are translated at the exchange rate as of the balance sheet date. The resulting translation adjustments are recorded as a separate component of Stockholders’ Equity (Deficit), identified as accumulated other comprehensive income (loss).

Income Taxes
(n) Income Taxes
The Company is treated as a corporation for U.S. federal income tax purposes.

The transactions in connection with the
Up-C
Restructuring were stepped together as a
single-tax-free
reorganization pursuant to Section 368(a)(1)(A) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes. As a result of the
Up-C
Restructuring, BT HoldCo is now wholly owned by the Company through BCD Merger Sub, LLC and is treated as a disregarded entity for U.S. federal and applicable state and local income tax purposes. Bitcoin Depot Operating LLC is a single-member limited liability company owned by BT HoldCo through Kiosk HoldCo LLC and is treated as a disregarded entity for U.S. federal and applicable state and local income tax purposes. BCD Merger Sub, LLC is a single-member limited liability company owned by Bitcoin Depot Inc. and is treated as a disregarded entity for U.S. federal and applicable state and local income tax purposes. BT HoldCo’s, Bitcoin Depot Operating LLC’s and BCD Merger Sub, LLC’s operating results are reflected on the Company’s U.S. federal income tax return. As a result of the
Up-C
Restructuring, certain tax basis cumulative timing differences were shifted from BT HoldCo to the Company, which was booked as a discrete item through tax expense.
Mintz Assets, Inc., is treated as a corporation for U.S. federal and applicable state and local income tax purposes. Intuitive Software, LLC., and its wholly owned subsidiary, Digital Gold Ventures Inc. (“Digital Gold”), are treated as corporations for U.S. federal income tax purposes. Each of BitAccess Inc., Express Vending, Inc., and Digital Gold is a Canadian corporation. For the years ended December 31, 2025 and 2024, there was minimal activity for Mintz Assets, Inc. and Intuitive Software, LLC and no activity for Digital Gold. As such, there were no U.S. federal income taxes for these entities.
Deferred taxes are recognized for future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax basis and net operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.
The effect of any tax rate change on deferred taxes is recognized in the period that includes the enactment date of the tax rate change. Realization of deferred tax assets is assessed on an annual basis and, unless a deferred tax asset is more likely than not to be utilized, a valuation allowance is recorded to write down the deferred tax assets to their net realizable value. In assessing the realizability of deferred income tax assets, management considers whether it is more-likely-than-not
that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those deductible temporary differences reverse. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. For uncertain income tax positions, the Company uses a more-likely-than-not
recognition threshold based on the technical merits of the income tax position taken. Income tax positions that meet the more-likely-than-not
recognition threshold are measured in order to determine the tax benefit recognized in the financial statements. The Company recognizes accrued interest related to unrecognized tax benefits as part of income tax expense. Penalties, if incurred, are recognized as a component of income tax expense.

Fair Value of Financial Instruments
(o) Fair Value of Financial Instruments
Certain assets and liabilities are reported or disclosed at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the Company’s principal market for such transactions. If the Company has not established a principal market for such transactions, fair value is determined based on the most advantageous market. The Company uses a three-level hierarchy that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques. The three levels of the fair value hierarchy are described below:

•	Level 1: Quoted (unadjusted) prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•
Level 2: Inputs other than quoted prices that are either directly or indirectly observable, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3: Inputs that are generally unobservable, supported by little or no market activity, and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The categorization of an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The valuation techniques used by the Company when measuring fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

Share-Based Compensation
(p) Share-Based Compensation
BitAccess
The Company maintains an equity award plan under which the officers and employees of BitAccess were awarded various types of share-based compensation, including options to purchase shares of BitAccess common stock and restricted stock units.
For stock options, share-based compensation expense is based on the fair value of the awards on the date of grant, as estimated using the Black-Scholes option pricing model. The model requires management to make a number of assumptions, including the fair value and expected volatility of BitAccess’ underlying BitAccess common stock price, expected life of the option, risk-free interest rate, and expected dividend yield. The fair value of the underlying stock is the estimated fair value of BitAccess common stock on the date of grant. The expected stock price volatility assumption for BitAccess’ stock is determined by using a weighted average of the historical stock price volatility of comparable companies from a representative peer group, as BitAccess stock is not actively traded. The Company uses historical exercise information and contractual terms of options to estimate the expected term. The risk-free interest rate for periods within the expected life of the option is based on the U.S. Treasury zero coupon bonds with terms consistent with the expected term of the award at the time of grant. The expected dividend yield assumption is based on BitAccess’ history and expectation of no dividend payouts.
2023 Omnibus Incentive Plan
In conjunction with the close of the Merger the Company established the Bitcoin Depot Inc. 2023 Omnibus Incentive Plan (the “Incentive Plan”) under which officers, directors, and employees may be awarded various types of share-based compensation, including but not limited to, restricted stock, stock options, and restricted stock units. Under the Incentive Plan, the Company has granted time-based and issued performance-based restricted stock units (“RSUs”). The Company recognizes compensation expense for the RSUs in accordance with ASC 718—
Compensation—Stock Compensation,
(“ASC 718”).
For RSUs, share-based compensation expense is based on the fair value of the Company’s Class A common stock at the closing price on the day before the date of grant. Share-based compensation expense associated with time-based RSUs is recognized on a straight-line basis over the award’s requisite service period (generally the vesting period). Share-based compensation expense associated with performance-based RSUs is determined based on the number of performance-based RSUs that are earned based on the Company’s achievement of certain adjusted EBITDA targets that are determined and approved by the Company’s Compensation Committee at its sole discretion. Forfeitures of awards granted under the Incentive Plan are accounted for at the time the forfeiture occurs.

Segment Reporting
(q) Segment Reporting
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (the “CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a global, consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment and one reportable segment.

Net Income Per Share Attributable to Class A Common Stock and Class M Common Stock
(r) Net Income Per Share Attributable to Class A Common Stock and Class M Common Stock
Basic earnings per share of Class A and Class M common stock is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of Class A and Class M common stock outstanding and Series A Preferred Stock outstanding, which has similar economic rights to the Class A common stock during the same period. Diluted net income per share of Class A and Class M common stock is computed by dividing net income attributable to the Company by the weighted-average number of shares of Class A and Class M common stock outstanding adjusted to give effect to potentially dilutive securities. Potential shares of common stock consist of incremental shares issuable upon the assumed exercise of stock options and warrants and vesting of RSUs, as applicable. The weighted-average shares outstanding used to compute net income per common share, basic and diluted, were 7,147,534 and 2,769,234 for the year ended December 31, 2025 and 2024, respectively. These amounts have been adjusted for the Reverse Stock Split. The presentation of prior period number of shares of Series A Preferred Stock outstanding did not change as a result of the Reverse Stock Split. However, the Series A Preferred Stock charter contains an automatic adjustment provision to the number of shares of Class A common stock issuable upon conversion in the event of a stock split or reverse split. As a result, the number of shares of Series A Preferred Stock used in the calculation of weighted-average shares outstanding includes a
1-for-7
adjustment on an
as-converted
basis.

Litigation
(s) Litigation
The Company assesses legal contingencies in accordance with ASC 450—
Contingencies
and determines whether a legal contingency is probable, reasonably possible or remote. When contingencies become probable and can be reasonably estimated, the Company records an estimate of the probable loss. When contingencies are considered probable or reasonably possible but cannot be reasonably estimated, the Company discloses the contingency when the probable or reasonably possible loss could be material. Legal costs are expensed in the period in which the costs are incurred. During the year ended December 31, 2025, the Company incurred an $18.5 million expense related to the Cash Cloud arbitration award which is recognized in other (expense) income on the Consolidated Statements of Income. See Note 21
Commitments and Contingencies
for further information on Cash Cloud and other open litigation matters.

Earnouts
(t) Earnouts
At the close of the Merger, GSRM received a total of 1,075,761 earnout shares (“Sponsor Earnout Shares”) in the form of
Class-E
common stock of the Company. In December 2024, the BT HoldCo Founder Preferred Units were converted into BT HoldCo Common Units in connection with the payment of a $29 million distribution to the holders of the Founder Preferred Units. During the three months ended March 31, 2025, the holders of the Series A Preferred Stock exercised their option to convert the Series A Preferred Stock for Class A common stock on a 1:1 basis. In conjunction with the conversion of the Series A Preferred Stock, the BT HoldCo Preferred Units were automatically converted into BT HoldCo Common Units. The conversion of the outstanding BT HoldCo Preferred Units triggered the automatic conversion of the Class E common stock into Class A common stock. As of December 31, 2025, the Company did not have any Class E common stock outstanding.

In addition to the Sponsor Earnout Shares, certain owners of BT HoldCo are entitled to receive an additional 15,000,000 BT HoldCo Earnout Units (“BT Earnout”). Pursuant to the
Up-C
Restructuring, the BT Earnout Units were cancelled and replaced with an equal amount of Contingent Equity Rights (CERs). The CERs are structured similarly to the Sponsor Earnout Shares with consistent milestones and vesting conditions.
The Company evaluated the Sponsor Earnout Shares and CERs under ASC
815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity
, and concluded equity classification is appropriate. As equity-classified contracts, the Sponsor Earnout Shares are not subject to remeasurement provided the conditions for equity-classification continue to be met. The Sponsor Earnout Shares have been recorded in connection with the reverse recapitalization accounting as part of the adjustment to accumulated deficit due to the absence of additional paid in capital.

Warrants
(u) Warrants
In connection with the Merger, the Company assumed a total of 43,848,750 Warrants, consisting of 31,625,000 Public Warrants and 12,223,750 Private Placement Warrants issued by GSRM which continue to be outstanding following the Merger. The outstanding Warrants are accounted for as freestanding equity contracts and are classified in equity under ASC
815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity.

Emerging Growth Company Status
(v) Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act and reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements.